Borrowings and other financial liabilities - Interest expense associated with effective interest rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Promissory Note - EDF
Disclosure of detailed information about borrowings [line items]
Interest expense by applying effective interest rate	$ 522	$ 0